NOTE 3. NOTE PAYABLE, NET (Details Narrative) - Block 40 L L C 2023 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 01, 2024	Jun. 01, 2022
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 84,000,000
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]			2.75%
[custom:DerivativeInstrumentInterestRateCapRatePercentage-0]		2.25%
Derivative Asset, Subject to Master Netting Arrangement, before Offset	$ 1,249,000
Loan Agreement Financial Institution [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.09%
Escrow Deposit	$ 775,000
Interest Rate Cap [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Derivative, Gain on Derivative	2,362,000
Unrealized Gain (Loss) on Derivatives	1,736,000
Interest Expense, Operating and Nonoperating	5,635,000
Amortization of Debt Issuance Costs and Discounts	$ 1,315,000